Other Current Assets and Other Current Financial Assets - Other Current Assets (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets [abstract]
Prepaid expenses	$ 4,940	$ 5,197
Agreements with customers, net of accumulated amortization	100	132
Licenses	668	502
Other	280	411
Other current assets	$ 5,988	$ 6,242